TRAVELERS PREMIER ADVISERS II VARIABLE ANNUITY
                                               SUPPLEMENT DATED MARCH 7, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002

1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.35% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB") , both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge...........             1.35%
       Administrative Expense Charge...............             0.15%
       Total with No Optional Features Selected....             1.50%
       Total with E.S.P. only selected.............             1.70%
       Total with GMWB only selected...............             2.50%
       Total with E.S.P. and GMWB selected.........             2.70%


2. The following expense example table is added to the Fee Table.

EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and separate account charges of 2.70%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The annual contract administrative charge is expressed as a percentage of the separate account contract value.

                                         IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                        ------------------------------------ -------------------------------------
FUNDING OPTION                          1 YEAR  3 YEARS  5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------                         ------- -------- --------- --------- ------- --------- --------- ---------
JANUS ASPEN SERIES
   Balanced Portfolio-- Service Shares    97      161      228       389       37      111       188       389
   Capital Appreciation Portfolio--
     Service Shares...................    97      161      228       389       37      111       188       389
   Strategic Value Portfolio--
     Service Shares...................   102      178      255       439       42      128       215       439
   Worldwide Growth Portfolio--
     Service Shares...................    97      162      229       391       37      112       189       391
SALOMON BROTHERS VARIABLE SERIES
FUND INC.
   Capital Fund.......................    97      164      232       397       37      114       192       397

                                         IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                        ------------------------------------ -------------------------------------
FUNDING OPTION                          1 YEAR  3 YEARS  5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------                         ------- -------- --------- --------- ------- --------- --------- ---------
   High Yield Bond Fund...............    97      164      232       397       37      114       192       397
   Investors Fund.....................    96      158      223       381       36      108       183       381
   Small Cap Growth Fund..............   102      177      254       436       42      127       214       436
   Strategic Bond Fund................    97      164      232       397       37      114       192       397
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio............    95      158      222       378       35      108       182       378
   Large Cap Portfolio................    95      158      222       378       35      108       182       378
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
   Active International Allocation
     Portfolio........................    99      168      239       409       39      118       199       409
   Emerging Markets Equity Portfolio..   106      188      271       467       46      138       231       467
   Equity Growth Portfolio............    96      159      225       383       36      109       185       383
   Global Value Equity Portfolio......    99      168      239       409       39      118       199       409
   Mid Cap Growth Portfolio...........    98      165      234       401       38      115       194       401
   Mid Cap Value Portfolio............    98      165      234       401       38      115       194       401
   Technology Portfolio...............    99      169      240       411       39      119       200       411
   U.S. Real Estate Securities
     Portfolio........................    98      167      237       405       38      117       197       405
   Value Portfolio....................    96      159      225       383       36      109       185       383
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares.    98      165      234       400       38      115       194       400
   Emerging Growth Portfolio Class II
     Shares...........................    98      164      232       397       38      114       192       397
   Enterprise Portfolio Class II
     Shares...........................    96      159      225       383       36      109       185       383
   Government Portfolio Class II
     Shares...........................    96      159      225       383       36      109       185       383
   Growth and Income Portfolio Class
     II Shares........................    97      164      232       397       37      114       192       397
   Money Market Portfolio Class II
     Shares...........................    96      159      225       383       36      109       185       383
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service
     Class 2..........................    96      161      227       388       36      111       187       388
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio-- Service Class 2    96      160      226       386       36      110       186       386

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefit.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

--------------------------------------------------------------------------------------------------------------------------
                             ASSUMES 15% GAIN ON INVESTMENT                     ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
                      Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                        VALUE                                               VALUE
--------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
  Contract date       $100,000        $100,000             $5,000         $100,000         $100,000           $5,000
--------------------------------------------------------------------------------------------------------------------------
  Immediately prior   $115,000        $100,000             $5,000          $85,000         $100,000           $5,000
  to withdrawal,
  contract year two
--------------------------------------------------------------------------------------------------------------------------
  Immediately after   $105,000        $91,304              $4,565          $75,000         $88,235            $4,412
  withdrawal,
  contract year two                  [100,000 -       [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                      (100,000        x10,000/115,000)]                   (100,000        x10,000/85,000
                                 x10,000/115,000)]                                     x10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.







L-19944                                                            March 7, 2003